Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(In millions)	March 31, 2016	December 31, 2015

Original cost	$89,855	$90,022
Less accumulated depreciation and amortization	(36,069)	(35,927)
Property, plant and equipment – net	$53,786	$54,095